Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies Tables
Estimated remaining minimum annual lease commitment
As at December 31, 2012, the estimated remaining minimum annual lease commitment is as follows:

for the	total minimum
year ending	lease
December 31	payments

2013	$304,382
2014	304,382
2015	101,461
710,225